AB Cap Fund, Inc.

AB All Market Income Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 37.5%
Funds and Investment Trusts – 37.5%(a)
AB High Income Fund, Inc. - Class Z(b)	4,070,007	$32,560,058
Vanguard Global ex-U.S. Real Estate ETF	8,796	480,701
Vanguard Real Estate ETF	5,401	474,586

Total Investment Companies (cost $33,818,865)		33,515,345

COMMON STOCKS – 35.0%
Information Technology – 6.5%
Communications Equipment – 0.1%
Cisco Systems, Inc./Delaware	1,119	50,210
Juniper Networks, Inc.	125	2,910
Motorola Solutions, Inc.	15	2,632

		55,752

Electronic Equipment, Instruments & Components – 0.0%
Arrow Electronics, Inc.(c)	125	12,533
Hitachi Ltd.	256	11,807
Venture Corp., Ltd.	104	1,484

		25,824

IT Services – 0.7%
Amadeus IT Group SA - Class A(c)	202	14,103
Automatic Data Processing, Inc.	129	22,449
Booz Allen Hamilton Holding Corp.	186	14,348
Broadridge Financial Solutions, Inc.	1,377	196,209
Capgemini SE	113	18,148
Computershare Ltd.	184	1,883
Fidelity National Information Services, Inc.(d)	159	21,942
Genpact Ltd.	181	7,320
International Business Machines Corp.	1,853	220,377
Mastercard, Inc. - Class A	43	15,215
MongoDB, Inc.(c)	92	35,505
Nomura Research Institute Ltd.	200	6,205
Paychex, Inc.	339	30,873
Visa, Inc. - Class A	75	15,929
Western Union Co. (The) - Class W	1,165	27,051

		647,557

Semiconductors & Semiconductor Equipment – 1.4%
ASML Holding NV	114	64,652
Broadcom, Inc.	7	3,289
Intel Corp.	3,959	240,627
KLA Corp.	841	261,745
Maxim Integrated Products, Inc.	100	9,317
QUALCOMM, Inc.	1,930	262,847
STMicroelectronics NV	3,663	142,261
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	170	21,410
Texas Instruments, Inc.	1,474	253,925
Tokyo Electron Ltd.	40	16,681

		1,276,754

Software – 2.6%
Activision Blizzard, Inc.	187	17,879

Company	Shares	U.S. $ Value

Adobe, Inc.(c)	663	$304,761
Autodesk, Inc.(c)	272	75,072
Cadence Design Systems, Inc.(c)	1,796	253,398
Citrix Systems, Inc.	186	24,846
Constellation Software, Inc./Canada	14	18,127
Crowdstrike Holdings, Inc. - Class A(c)	561	121,176
Electronic Arts, Inc.(c)	1,303	174,563
Microsoft Corp.	3,122	725,491
Nice Ltd.(c)	17	3,927
NortonLifeLock, Inc.	1,643	32,055
Oracle Corp.	3,808	245,654
Oracle Corp./Japan	100	10,149
Sage Group PLC (The)	412	3,219
ServiceNow, Inc.(c)	479	255,527
Trade Desk, Inc. (The) - Class A(c)	14	11,275
Trend Micro, Inc./Japan	50	2,417
Zoom Video Communications, Inc. - Class A(c)	167	62,393

		2,341,929

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.(d)	9,984	1,210,660
Brother Industries Ltd.	84	1,665
HP, Inc.	358	10,371
Logitech International SA	81	8,612
NetApp, Inc.	3,364	210,586
Seagate Technology PLC	728	53,311

		1,495,205

		5,843,021

Financials – 5.7%
Banks – 1.4%
Bank Leumi Le-Israel BM	4,204	25,498
Bank of America Corp.	159	5,519
BOC Hong Kong Holdings Ltd.	1,400	4,652
Citigroup, Inc.	2,067	136,174
Citizens Financial Group, Inc.	3,779	164,159
Concordia Financial Group Ltd.	389	1,507
DBS Group Holdings Ltd.	824	16,327
Fifth Third Bancorp	7,266	252,058
Hang Seng Bank Ltd.	23	444
Huntington Bancshares, Inc./OH	2,432	37,307
JPMorgan Chase & Co.	91	13,392
KBC Group NV(c)	117	8,397
KeyCorp	103	2,074
M&T Bank Corp.	48	7,245
Nordea Bank Abp	27,529	249,325
Oversea-Chinese Banking Corp., Ltd.	623	5,097
PNC Financial Services Group, Inc. (The)	113	19,025
Regions Financial Corp.	104	2,146
Royal Bank of Canada	175	14,901
Sumitomo Mitsui Financial Group, Inc.	7,200	254,199
SVB Financial Group(c)	54	27,289
Toronto-Dominion Bank (The)	78	4,728
Truist Financial Corp.	357	20,335
United Overseas Bank Ltd.	168	3,085

Company	Shares	U.S. $ Value

US Bancorp	202	$10,100

		1,284,983

Capital Markets – 1.2%
3i Group PLC	52	807
Ameriprise Financial, Inc.	46	10,177
ASX Ltd.(e)	73	3,801
Bank of New York Mellon Corp. (The)	182	7,673
CME Group, Inc. - Class A	218	43,535
Daiwa Securities Group, Inc.	3,000	14,681
EQT AB	480	13,306
Franklin Resources, Inc.	3,548	92,851
Goldman Sachs Group, Inc. (The)	556	177,631
Hargreaves Lansdown PLC	125	2,643
IGM Financial, Inc.(e)	7,653	208,795
Magellan Financial Group Ltd.	48	1,604
Moody’s Corp.	728	200,120
Morgan Stanley	1,129	86,786
Northern Trust Corp.	75	7,135
Partners Group Holding AG	22	26,340
S&P Global, Inc.	37	12,186
Schroders PLC	47	2,300
Singapore Exchange Ltd.	1,404	10,453
Standard Life Aberdeen PLC	27,123	118,462
State Street Corp.	64	4,657
T Rowe Price Group, Inc.	305	49,453

		1,095,396

Consumer Finance – 0.1%
Capital One Financial Corp.	220	26,441
Discover Financial Services	115	10,818
Synchrony Financial	63	2,437

		39,696

Diversified Financial Services – 0.3%
Kinnevik AB - Class B(c) (e)	2,454	113,874
M&G PLC	50,987	131,324

		245,198

Equity Real Estate Investment Trusts (REITs) – 0.3%
Mapletree Logistics Trust	56,500	77,953
Orix JREIT, Inc.(e)	123	210,671

		288,624

Insurance – 1.9%
Admiral Group PLC	72	3,116
Aflac, Inc.	149	7,136
Allianz SE	142	34,273
Assicurazioni Generali SpA	154	2,888
Baloise Holding AG	18	3,148
CNP Assurances(c)	625	11,247
Direct Line Insurance Group PLC	516	2,307
Fidelity National Financial, Inc.	104	3,981
Gjensidige Forsikring ASA	75	1,720
Great-West Lifeco, Inc.(e)	105	2,687
Hannover Rueck SE	23	3,894
Hartford Financial Services Group, Inc. (The)	35	1,774

Company	Shares	U.S. $ Value

iA Financial Corp., Inc.	2,359	$121,212
Japan Post Holdings Co., Ltd.	27,200	233,788
Legal & General Group PLC	46,350	168,538
Lincoln National Corp.	73	4,152
Manulife Financial Corp.(e)	9,401	187,414
Medibank Pvt Ltd.	1,042	2,224
MetLife, Inc.	4,477	257,875
MS&AD Insurance Group Holdings, Inc.	6	170
NN Group NV	5,181	239,226
Power Corp. of Canada	3	72
Principal Financial Group, Inc.	102	5,771
Progressive Corp. (The)	224	19,253
Prudential Financial, Inc.	2,927	253,830
Reinsurance Group of America, Inc. – Class A	26	3,178
RenaissanceRe Holdings Ltd.	67	11,188
Sampo Oyj - Class A	202	8,991
Sompo Holdings, Inc.	8	308
Sun Life Financial, Inc.(e)	119	5,727
Swiss Life Holding AG	12	5,964
T&D Holdings, Inc.	203	2,765
Tokio Marine Holdings, Inc.	144	7,154
Travelers Cos., Inc. (The)	61	8,875
Tryg A/S	57	1,790
Zurich Insurance Group AG	94	38,372

		1,666,008

Mortgage Real Estate Investment Trusts (REITs) – 0.5%
AGNC Investment Corp.	13,853	222,064
Annaly Capital Management, Inc.	26,320	218,719

		440,783

		5,060,688

Industrials – 3.7%
Aerospace & Defense – 0.1%
BAE Systems PLC	462	3,127
General Dynamics Corp.	61	9,972
Huntington Ingalls Industries, Inc.	15	2,639
L3Harris Technologies, Inc.	69	12,552
Lockheed Martin Corp.	67	22,127
Raytheon Technologies Corp.	405	29,156
Singapore Technologies Engineering Ltd.	590	1,652

		81,225

Air Freight & Logistics – 0.4%
Deutsche Post AG	262	13,013
Kuehne & Nagel International AG	340	80,679
United Parcel Service, Inc. - Class B	1,568	247,477

		341,169

Building Products – 0.5%
AGC, Inc.	73	2,690
Carrier Global Corp.	3,810	139,179
Cie de Saint-Gobain(c)	3,244	174,451
Johnson Controls International PLC	186	10,377
LIXIL Group Corp.	1,400	39,477

Company	Shares	U.S. $ Value

Xinyi Glass Holdings Ltd.	16,687	$46,691

		412,865

Commercial Services & Supplies – 0.1%
Copart, Inc.(c)	670	73,137
Toppan Printing Co., Ltd.	99	1,564

		74,701

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	102	3,116
Bouygues SA	86	3,482
HOCHTIEF AG	9	804
Kajima Corp.	5,170	66,351
Obayashi Corp.	245	2,115
Shimizu Corp.	208	1,580
Taisei Corp.	72	2,553

		80,001

Electrical Equipment – 0.2%
ABB Ltd.	488	14,049
Eaton Corp. PLC	106	13,800
Emerson Electric Co.	158	13,572
Generac Holdings, Inc.(c)	15	4,944
Mitsubishi Electric Corp.	383	5,672
Regal Beloit Corp.	81	11,070
Schneider Electric SE	229	33,863
Vestas Wind Systems A/S	433	81,199

		178,169

Industrial Conglomerates – 0.1%
3M Co.	243	42,539
CK Hutchison Holdings Ltd.	296	2,234
DCC PLC	37	2,989
Jardine Matheson Holdings Ltd.	82	4,275
Siemens AG	203	31,416

		83,453

Machinery – 1.2%
Amada Co. Ltd.	122	1,491
Caterpillar, Inc.	803	173,352
Cummins, Inc.	951	240,793
Kone Oyj - Class B	67	5,348
Mitsubishi Heavy Industries Ltd.	7,600	220,462
PACCAR, Inc.	80	7,279
SKF AB - Class B	1,987	54,139
Snap-on, Inc.	867	176,096
Volvo AB - Class B(c)	7,389	189,161
Wartsila Oyj Abp	167	1,917

		1,070,038

Marine – 0.2%
Nippon Yusen KK	7,000	202,473

Professional Services – 0.4%
Adecco Group AG	1,355	85,279
Intertrust NV(c)	356	5,803
RELX PLC	875	20,587

Company	Shares	U.S. $ Value

RELX PLC (London)	511	$12,091
SGS SA	77	220,048
Wolters Kluwer NV	199	15,775

		359,583

Road & Rail – 0.0%
Aurizon Holdings Ltd.	724	2,132
Kyushu Railway Co.	56	1,464
MTR Corp., Ltd.	584	3,502
Nippon Express Co., Ltd.	27	2,019

		9,117

Trading Companies & Distributors – 0.4%
Fastenal Co.	3,703	171,708
ITOCHU Corp.(e)	342	10,215
WW Grainger, Inc.	549	204,618

		386,541

Transportation Infrastructure – 0.0%
Sydney Airport(c) (e)	500	2,267

		3,281,602

Consumer Discretionary – 3.5%
Auto Components – 0.2%
Aisin Seiki Co., Ltd.	4,400	151,217
Bridgestone Corp.	80	3,160
Magna International, Inc. - Class A (Canada)	107	9,013
NGK Spark Plug Co., Ltd.	57	975
Sumitomo Electric Industries Ltd.	285	4,176

		168,541

Automobiles – 0.4%
Bayerische Motoren Werke AG	999	86,322
Isuzu Motors Ltd.	208	2,189
Tesla, Inc.(c)	385	260,068
Toyota Motor Corp.	562	41,528

		390,107

Distributors – 0.0%
Genuine Parts Co.	54	5,689

Hotels, Restaurants & Leisure – 0.5%
Aristocrat Leisure Ltd.	704	16,469
Chipotle Mexican Grill, Inc. - Class A(c)	69	99,498
Compass Group PLC(c)	466	9,463
Darden Restaurants, Inc.	363	49,851
McDonald’s Corp.	223	45,969
Sodexo SA(c)	33	3,161
Starbucks Corp.	1,928	208,282

		432,693

Household Durables – 0.3%
Electrolux AB - Class B	8,419	198,761
Garmin Ltd.	45	5,581
Husqvarna AB - Class B	158	1,932
Panasonic Corp.	477	6,167

Company	Shares	U.S. $ Value

Sekisui Chemical Co., Ltd.	135	$2,419
Sekisui House Ltd.	233	4,396
Sony Corp.	200	21,120
Whirlpool Corp.	24	4,562

		244,938

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc.(c) (d)	265	819,626
eBay, Inc.	2,519	142,122
HelloFresh SE(c)	420	32,632
Zalando SE(c) (f)	958	98,490

		1,092,870

Leisure Products – 0.0%
Hasbro, Inc.	49	4,592
Peloton Interactive, Inc.(c)	163	19,636

		24,228

Media – 0.2%
Interpublic Group of Cos., Inc. (The)	6,630	173,176

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. - Class A	22	2,843
Dollar General Corp.	403	76,163
Target Corp.	649	119,052
Wesfarmers Ltd.	300	11,411

		209,469

Specialty Retail – 0.4%
ABC-Mart, Inc.	12	686
AutoZone, Inc.(c)	23	26,678
Home Depot, Inc. (The)(d)	829	214,164
O’Reilly Automotive, Inc.(c)	17	7,604
Ross Stores, Inc.	89	10,381
Tractor Supply Co.	281	44,668
USS Co., Ltd.	82	1,564

		305,745

Textiles, Apparel & Luxury Goods – 0.1%
Deckers Outdoor Corp.(c)	69	22,501
Pandora A/S	1,042	101,163

		123,664

		3,171,120

Health Care – 3.1%
Biotechnology – 0.4%
Amgen, Inc.	1,190	267,655
Gilead Sciences, Inc.	332	20,385
Sarepta Therapeutics, Inc.(c) (e)	1,089	94,808

		382,848

Health Care Equipment & Supplies – 0.4%
Align Technology, Inc.(c)	41	23,251
Coloplast A/S - Class B	1,058	161,158

Company	Shares	U.S. $ Value

Insulet Corp.(c)	97	$25,133
Medtronic PLC	1,438	168,203
Unilever PLC	622	32,312

		410,057

Health Care Providers & Services – 0.5%
Alfresa Holdings Corp.	71	1,373
AmerisourceBergen Corp. - Class A	1,362	137,862
Anthem, Inc.	56	16,979
Cardinal Health, Inc.	110	5,667
McKesson Corp.	129	21,868
Sonic Healthcare Ltd.	171	4,192
UnitedHealth Group, Inc.(d)	690	229,232

		417,173

Health Care Technology – 0.2%
Veeva Systems, Inc. - Class A(c)	774	216,805

Life Sciences Tools & Services – 0.2%
Bio-Rad Laboratories, Inc. - Class A(c)	230	134,435
Thermo Fisher Scientific, Inc.	16	7,201

		141,636

Pharmaceuticals – 1.4%
AbbVie, Inc.	3,444	371,056
Astellas Pharma, Inc.	411	6,498
Bayer AG	260	15,793
Bristol-Myers Squibb Co.	2,317	142,102
Eli Lilly & Co.	173	35,446
GlaxoSmithKline PLC	2,162	36,074
Johnson & Johnson	893	141,505
Merck & Co., Inc.(d)	951	69,062
Novartis AG	589	50,729
Novo Nordisk A/S - Class B	815	58,140
Orion Oyj - Class B	40	1,641
Pfizer, Inc.	1,472	49,297
Roche Holding AG	304	99,730
Sanofi	300	27,531
Takeda Pharmaceutical Co., Ltd.	3,400	114,576

		1,219,180

		2,787,699

Materials – 3.0%
Chemicals – 1.3%
Air Water, Inc.	69	1,139
Akzo Nobel NV	104	10,755
Asahi Kasei Corp.	46	499
BASF SE	244	19,962
Celanese Corp. - Class A	690	95,848
Covestro AG(f)	569	41,199
Dow, Inc.	4,429	262,684
Eastman Chemical Co.	51	5,572
EMS-Chemie Holding AG	4	3,545
Evonik Industries AG	1,288	43,375
International Flavors & Fragrances, Inc.	85	11,518
Johnson Matthey PLC	223	9,529
JSR Corp.	77	2,308

Company	Shares	U.S. $ Value

LyondellBasell Industries NV - Class A	1,312	$135,254
Mitsubishi Chemical Holdings Corp.	27,984	195,690
Mitsubishi Gas Chemical Co., Inc.	59	1,382
Mitsui Chemicals, Inc.	5,169	160,124
Nitto Denko Corp.	60	5,150
Nutrien Ltd.	124	6,693
RPM International, Inc.	764	60,845
Sika AG	289	76,423
Sumitomo Chemical Co., Ltd.	563	2,741
Tosoh Corp.	98	1,801

		1,154,036

Construction Materials – 0.0%
CRH PLC(c)	183	7,944

Containers & Packaging – 0.2%
AMCOR PLC	17,789	194,612
International Paper Co.	37	1,837
Packaging Corp. of America	36	4,753
Smurfit Kappa Group PLC	549	25,939

		227,141

Metals & Mining – 1.5%
Anglo American PLC	325	12,610
B2Gold Corp.	395	1,720
BHP Group Ltd.	7,912	299,077
Boliden AB	103	4,079
Evolution Mining Ltd.	614	1,965
Evraz PLC	30,961	248,555
Fortescue Metals Group Ltd.	13,320	245,996
Kinross Gold Corp.	1,150	7,148
Nucor Corp.	59	3,529
Rio Tinto Ltd.	85	8,340
Rio Tinto PLC	2,688	232,961
Steel Dynamics, Inc.	5,854	243,409

		1,309,389

Paper & Forest Products – 0.0%
Mondi PLC	183	4,416
Oji Holdings Corp.	326	2,063
UPM-Kymmene Oyj	73	2,789

		9,268

		2,707,778

Communication Services – 2.8%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	1,888	52,656
BCE, Inc.	58	2,481
Elisa Oyj	53	3,169
HKT Trust & HKT Ltd. - Class SS	1,433	1,948
Lumen Technologies, Inc.	15,420	189,512
Nippon Telegraph & Telephone Corp.	1,201	31,112
PCCW Ltd.	295,000	169,186
Proximus SADP	57	1,113
Shaw Communications, Inc. - Class B	176	3,063
Spark New Zealand Ltd.	695	2,305
Swisscom AG	10	5,023
Telefonica SA	50,782	216,799

Company	Shares	U.S. $ Value

TELUS Corp.	160	$3,206
Verizon Communications, Inc.	3,243	179,338
Washington H Soul Pattinson & Co., Ltd.(e)	40	921

		861,832

Entertainment – 0.5%
Netflix, Inc.(c)	567	305,528
Nintendo Co., Ltd.	100	61,157
Take-Two Interactive Software, Inc.(c)	190	35,047
Ubisoft Entertainment SA(c)	84	6,849

		408,581

Interactive Media & Services – 0.8%
Alphabet, Inc. - Class A(c) (d)	90	181,972
Alphabet, Inc. - Class C(c) (d)	81	164,985
Auto Trader Group PLC(c)	2,697	20,736
Facebook, Inc. - Class A(c)	1,490	383,854
Kakaku.com, Inc.	400	12,744

		764,291

Media – 0.0%
Comcast Corp. - Class A	270	14,235
Omnicom Group, Inc.	81	5,567
ViacomCBS, Inc. - Class B	125	8,061

		27,863

Wireless Telecommunication Services – 0.5%
KDDI Corp.	427	13,311
Rogers Communications, Inc. - Class B	24	1,040
Softbank Corp.(e)	18,718	253,110
Vodafone Group PLC	124,796	213,631

		481,092

		2,543,659

Consumer Staples – 2.1%
Beverages – 0.1%
Asahi Group Holdings Ltd.	53	2,314
Coca-Cola Amatil Ltd.	191	1,972
Coca-Cola Co. (The)	1,221	59,816
Coca-Cola HBC AG(c)	75	2,352
PepsiCo, Inc.	367	47,413
Treasury Wine Estates Ltd.	272	2,284

		116,151

Food & Staples Retailing – 0.1%
CVS Health Corp.	347	23,641
Etablissements Franz Colruyt NV	20	1,198
ICA Gruppen AB	38	1,803
Kesko Oyj - Class B	103	2,621
Koninklijke Ahold Delhaize NV	985	26,009
Seven & i Holdings Co., Ltd.(e)	161	6,136
Sysco Corp.	116	9,237
Tesco PLC	2,925	9,194
Walgreens Boots Alliance, Inc.	178	8,531

Company	Shares	U.S. $ Value

Walmart, Inc.	172	$22,346
Wm Morrison Supermarkets PLC	911	2,176

		112,892

Food Products – 0.3%
Archer-Daniels-Midland Co.	118	6,676
Bunge Ltd.	1,255	96,108
Campbell Soup Co.	68	3,093
Conagra Brands, Inc.	38	1,289
Danone SA	157	10,676
General Mills, Inc.	143	7,866
JM Smucker Co. (The)	43	4,816
Kellogg Co.	483	27,874
Morinaga & Co., Ltd./Japan	200	7,224
Mowi ASA	166	4,009
Nestle SA	863	90,071
Orkla ASA	284	2,616
Salmar ASA	362	23,742
Tyson Foods, Inc. - Class A	111	7,511
WH Group Ltd.(f)	3,624	3,250

		296,821

Household Products – 0.4%
Kimberly-Clark Corp.	1,628	208,921
Procter & Gamble Co. (The)	833	102,901
Reckitt Benckiser Group PLC	189	15,853

		327,675

Personal Products – 0.0%
Pola Orbis Holdings, Inc.	34	779
Unilever PLC	75	3,910

		4,689

Tobacco – 1.2%
Altria Group, Inc.	6,577	286,757
British American Tobacco PLC	608	21,113
Imperial Brands PLC	11,744	218,822
Japan Tobacco, Inc.	7,990	144,671
Philip Morris International, Inc.	3,963	332,971
Swedish Match AB	277	19,881

		1,024,215

		1,882,443

Utilities – 2.0%
Electric Utilities – 1.3%
Alliant Energy Corp.	94	4,339
American Electric Power Co., Inc.	171	12,800
AusNet Services	129,609	165,485
CK Infrastructure Holdings Ltd.	250	1,448
CLP Holdings Ltd.	84	820
Duke Energy Corp.	195	16,690
Edison International	57	3,077
EDP - Energias de Portugal SA	2,446	14,020
Endesa SA	6,409	158,368
Enel SpA	17,464	164,666
Evergy, Inc.	3,984	213,662
Eversource Energy	71	5,643

Company	Shares	U.S. $ Value

Fortis, Inc./Canada	52	$2,002
Fortum Oyj	2,604	64,879
Hydro One Ltd.(f)	124	2,633
Iberdrola SA	1,985	24,876
Mercury NZ Ltd.	257	1,122
NextEra Energy, Inc.	218	16,019
OGE Energy Corp.	75	2,195
Pinnacle West Capital Corp.	42	2,937
Power Assets Holdings Ltd.	525	2,913
PPL Corp.	111	2,907
Red Electrica Corp. SA	10,192	170,271
Terna Rete Elettrica Nazionale SpA	12,202	84,646
Xcel Energy, Inc.	198	11,601

		1,150,019

Gas Utilities – 0.2%
Hong Kong & China Gas Co., Ltd.	504	760
Snam SpA	763	3,950
UGI Corp.	5,759	220,627

		225,337

Independent Power and Renewable Electricity Producers – 0.2%
Brookfield Renewable Corp.	1,863	86,270
Uniper SE	1,537	53,722

		139,992

Multi-Utilities – 0.3%
AGL Energy Ltd.	10,152	73,000
Ameren Corp.	340	23,892
Atco Ltd./Canada - Class I	1,657	48,332
CMS Energy Corp.	108	5,844
Consolidated Edison, Inc.	56	3,676
Dominion Energy, Inc.	335	22,887
DTE Energy Co.	73	8,594
National Grid PLC	908	10,210
Public Service Enterprise Group, Inc.	105	5,652
Sempra Energy	838	97,192
WEC Energy Group, Inc.	59	4,758

		304,037

		1,819,385

Energy – 1.3%
Energy Equipment & Services – 0.0%
Baker Hughes Co. - Class A	26	636

Oil, Gas & Consumable Fuels – 1.3%
Enagas SA	94	1,969
Exxon Mobil Corp.	3,036	165,067
Galp Energia SGPS SA	4,173	46,648
Idemitsu Kosan Co., Ltd.(e)	5,100	134,146
Inter Pipeline Ltd.(e)	162	2,280
Keyera Corp.(e)	5,155	99,932
Koninklijke Vopak NV	26	1,241
Lundin Energy AB	70	2,272
Parkland Corp./Canada(e)	792	25,168
Pembina Pipeline Corp.(e)	27	686
Repsol SA	21,503	270,675

Company	Shares	U.S. $ Value

Royal Dutch Shell PLC - Class B	1,077	$21,113
TC Energy Corp.	239	10,010
TOTAL SE	1,247	58,148
Valero Energy Corp.	3,621	278,745

		1,118,100

		1,118,736

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) – 1.1%
American Campus Communities, Inc.	180	7,373
Iron Mountain, Inc.(e)	6,824	237,407
Nippon Building Fund, Inc.	2	12,253
Omega Healthcare Investors, Inc.	6,197	230,156
Scentre Group(e)	37,844	83,799
Stockland	12,120	38,726
VEREIT, Inc.	4,369	170,391
VICI Properties, Inc.	7,318	208,563

		988,668

Real Estate Management & Development – 0.2%
CK Asset Holdings Ltd.	7	41
Daiwa House Industry Co., Ltd.	55	1,560
Hang Lung Properties Ltd.	766	1,984
Henderson Land Development Co., Ltd.	549	2,391
Hongkong Land Holdings Ltd.	441	2,119
Sino Land Co., Ltd.	1,199	1,814
Sun Hung Kai Properties Ltd.	136	2,208
Swire Properties Ltd.	442	1,422
Swiss Prime Site AG	28	2,621
Unibail-Rodamco-Westfield	1,324	97,158
Vonovia SE	119	7,579
Wharf Real Estate Investment Co., Ltd.	632	3,779

		124,676

		1,113,344

Total Common Stocks (cost $27,624,338)		31,329,475

PREFERRED STOCKS – 6.7%
Real Estate – 6.7%
Diversified REITs – 1.6%
Armada Hoffler Properties, Inc. Series A 6.75%	8,222	207,605
Colony Capital, Inc. Series H 7.125%	2,253	54,725
Colony Capital, Inc. Series I 7.15%	11,300	273,912
Colony Capital, Inc. Series J 7.125%	6,098	148,608
Gladstone Commercial Corp. Series D 7.00%	6,435	161,840

Company	Shares	U.S. $ Value

Gladstone Commercial Corp. Series E 6.625%	2,150	$55,148
Global Net Lease, Inc. Series A 7.25%	2,817	72,876
Global Net Lease, Inc. Series B 6.875%	4,450	113,608
PS Business Parks, Inc. Series W 5.20%	1,759	45,241
PS Business Parks, Inc. Series Y 5.20%	3,998	102,709
PS Business Parks, Inc. Series Z 4.875%	2,700	68,499
Vornado Realty Trust Series K 5.70% (e)	425	10,668
Vornado Realty Trust Series L 5.40% (e)	6,153	153,210

		1,468,649

Health Care REITs – 0.0%
Global Medical REIT, Inc. Series A 7.50%	1,151	30,271

Hotel & Resort REITs – 0.7%
DiamondRock Hospitality Co. 8.25% (e)	6,975	186,093
Hersha Hospitality Trust Series C 6.875%	100	2,369
Hersha Hospitality Trust Series D 6.50%	200	4,646
Hersha Hospitality Trust Series E 6.50%	50	1,159
Pebblebrook Hotel Trust Series D 6.375%	5,125	118,951
Pebblebrook Hotel Trust Series E 6.375%	2,841	65,798
Summit Hotel Properties, Inc. Series D 6.45%	4,048	95,735
Summit Hotel Properties, Inc. Series E 6.25%	1,075	24,510
Sunstone Hotel Investors, Inc. Series F 6.45%	5,050	125,366

		624,627

Company	Shares	U.S. $ Value

Industrial REITs – 0.5%
Monmouth Real Estate Investment Corp. Series C 6.125%	7,175	$180,595
Plymouth Industrial REIT, Inc. Series A 7.50%	711	18,714
Rexford Industrial Realty, Inc. Series A 5.875%	1,444	36,461
Rexford Industrial Realty, Inc. Series B 5.875%	4,243	108,196
Rexford Industrial Realty, Inc. Series C 5.625%	3,172	81,013

		424,979

Office REITs – 0.3%
City Office REIT, Inc. Series A 6.625%	4,925	123,913
SL Green Realty Corp. Series I 6.50%	1,756	44,567
Vornado Realty Trust Series M 5.25% (e)	4,671	116,775

		285,255

Real Estate Development – 0.2%
American Finance Trust, Inc. Series C 7.375%	8,325	208,208

Real Estate Operating Companies – 0.1%
Brookfield Property Partners LP Series A 5.75%	860	18,851
Brookfield Property Partners LP Series A2 6.375%	4,779	113,167

		132,018

Residential REITs – 0.9%
American Homes 4 Rent Series D 6.50% (e)	9,668	247,211
American Homes 4 Rent Series E 6.35% (e)	5,850	149,526
American Homes 4 Rent Series F 5.875%	288	7,396
American Homes 4 Rent Series G 5.875%	100	2,572

Company	Shares	U.S. $ Value

American Homes 4 Rent Series H 6.25%	300	$7,956
Bluerock Residential Growth REIT, Inc. Series D 7.125%	946	24,123
Centerspace Series C 6.625%	2,050	53,402
UMH Properties, Inc. Series C 6.75%	5,216	130,609
UMH Properties, Inc. Series D 6.375%	5,800	142,680

		765,475

Retail REITs – 1.3%
American Finance Trust, Inc. Series A 7.50%	75	1,903
Brookfield Property REIT, Inc. Series A 6.375%	7,450	185,356
Cedar Realty Trust, Inc. Series C 6.50%	6,003	133,627
Kimco Realty Corp. Series L 5.125%	575	14,720
National Retail Properties, Inc. Series F 5.20%	1,075	27,283
Saul Centers, Inc. Series D 6.125%	7,732	187,469
Saul Centers, Inc. Series E 6.00%	695	16,743
SITE Centers Corp. Series A 6.375%	8,939	228,481
SITE Centers Corp. Series K 6.25%	1,523	38,486
Spirit Realty Capital, Inc. Series A 6.00% (e)	5,725	148,277
Urstadt Biddle Properties, Inc. Series K 5.875% (e)	5,813	140,384

		1,122,729

Specialized REITs – 1.1%
Digital Realty Trust, Inc. Series C 6.625% (e)	2,082	53,174

Company		Shares	U.S. $ Value

Digital Realty Trust, Inc. Series J 5.25%		2,000	$51,620
Digital Realty Trust, Inc. Series L 5.20% (e)		9,200	239,292
EPR Properties Series G 5.75%		930	21,957
National Storage Affiliates Trust Series A 6.00%		8,134	215,551
Public Storage Series D 4.95%		201	5,136
Public Storage Series L 4.625%		1,975	50,165
Public Storage Series M 4.125%		6,250	157,062
QTS Realty Trust, Inc. Series A 7.125%		5,394	144,236

			938,193

Total Preferred Stocks (cost $5,860,630)			6,000,404

	Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 2.9%
Argentina – 0.1%
Argentine Republic Government International Bond 0.125%, 07/09/2030-07/09/2035	U.S.$	297	99,732
1.00%, 07/09/2029		16	6,468

			106,200

Bahrain – 0.3%
Bahrain Government International Bond 7.00%, 10/12/2028 (f)		200	226,751

Dominican Republic – 0.2%
Dominican Republic International Bond 6.40%, 06/05/2049 (f)		200	211,187

Ecuador – 0.1%
Ecuador Government International Bond Zero Coupon, 07/31/2030(f)		12	4,901
0.50%, 07/31/2030-07/31/2040(f)		182	86,348

			91,249

	Principal Amount (000)			U.S. $ Value

Egypt – 0.2%
Egypt Government International Bond 8.70%, 03/01/2049 (f)	U.S.$		200	$210,250

El Salvador – 0.2%
El Salvador Government International Bond 6.375%, 01/18/2027 (f)			182	177,678

Gabon – 0.2%
Gabon Government International Bond 6.625%, 02/06/2031 (f)			200	195,813

Ghana – 0.2%
Ghana Government International Bond 8.95%, 03/26/2051 (f)			200	195,438

Guatemala – 0.3%
Guatemala Government Bond 4.90%, 06/01/2030 (f)			200	223,562

Honduras – 0.2%
Honduras Government International Bond 6.25%, 01/19/2027 (f)			150	167,719

Ivory Coast – 0.2%
Ivory Coast Government International Bond 5.375%, 07/23/2024 (f)			200	213,937

Kenya – 0.3%
Kenya Government International Bond 6.875%, 06/24/2024 (f)			200	221,562

Lebanon – 0.0%
Lebanon Government International Bond Series G 6.60%, 11/27/2026 (c) (f) (g)			107	13,776

Senegal – 0.2%
Senegal Government International Bond 6.75%, 03/13/2048 (f)			200	203,937

Ukraine – 0.2%
Ukraine Government International Bond 7.75%, 09/01/2027 (f)			150	162,094

Total Emerging Markets - Sovereigns (cost $2,737,687)				2,621,153

GOVERNMENTS - TREASURIES – 0.7%
Colombia – 0.2%
Colombian TES Series B 6.25%, 11/26/2025		COP	492,700	145,355

Indonesia – 0.2%
Indonesia Treasury Bond Series FR70 8.375%, 03/15/2024		IDR	1,105,000	83,765

	Principal Amount (000)		U.S. $ Value

Series FR71 9.00%, 03/15/2029	IDR	1,438,000	$115,525

			199,290

Mexico – 0.2%
Mexican Bonos Series M 20 10.00%, 12/05/2024	MXN	2,777	156,423

Russia – 0.1%
Russian Federal Bond - OFZ Series 6215 7.00%, 08/16/2023	RUB	9,626	134,141

Total Governments - Treasuries (cost $652,413)			635,209

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023-01/01/2025	BRL	658	126,482

South Africa – 0.2%
Republic of South Africa Government Bond Series 2032 8.25%, 03/31/2032	ZAR	2,848	169,163

Total Emerging Markets - Treasuries (cost $311,153)			295,645

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.2%
Petroleos Mexicanos 5.95%, 01/28/2031	U.S.$	43	41,431
7.69%, 01/23/2050		97	92,140

Total Quasi-Sovereigns (cost $135,723)			133,571

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.0%
Swaptions – 0.0%
CDX-NAHY Series 35, 5 Year Index Expiration: Apr 2021; Contracts: 608,000; Exercise Rate: 107.00%; Counterparty: Morgan Stanley & Co. International PLC (c) (premiums paid $4,742)	USD	608,000	6,573

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS – 12.0%
Investment Companies – 12.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(a) (b) (h) (cost $10,713,903)	10,713,903	$10,713,903

Total Investments Before Security Lending Collateral for Securities Loaned – 95.3% (cost $81,859,454)		85,251,278

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(a) (b) (h) (cost $320,930)	320,930	320,930

Total Investments – 95.6% (cost $82,180,384)(i)		85,572,208

Other assets less liabilities – 4.4%		3,902,367

Net Assets – 100.0%		$89,474,575

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	8	March 2021	$843,753	$(59,910)
10 Yr Mini Japan Government Bond Futures	32	March 2021	4,527,042	(38,304)
Canadian 10 Yr Bond Futures	4	June 2021	439,353	(7,770)
Long Gilt Futures	6	June 2021	1,068,055	(11,459)
MSCI Emerging Markets Futures	20	March 2021	1,338,100	56,703
OMXS 30 Index Futures	11	March 2021	261,193	(5,208)
S&P/TSX 60 Index Futures	1	March 2021	168,443	(2,724)
SPI 200 Futures	1	March 2021	127,517	(3,294)
Sold Contracts
Euro STOXX 50 Index Futures	31	March 2021	1,356,609	(7,651)
FTSE 100 Index Futures	9	March 2021	807,436	16,922
Mini S&P TSX 60 Futures	1	March 2021	42,111	(1,299)
MSCI EAFE Futures	4	March 2021	432,800	(8,583)
S&P 500 E-Mini Futures	6	March 2021	1,142,760	(21,512)
S&P/TSX 60 Index Futures	2	March 2021	336,885	(5,781)
SPI 200 Futures	2	March 2021	255,034	401
TOPIX Index Futures	3	March 2021	527,839	7,204

				$(92,265)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	504	USD	698	03/17/2021	$(4,070)
Barclays Bank PLC	NZD	734	USD	547	03/17/2021	16,497
Barclays Bank PLC	SEK	5,069	USD	616	03/17/2021	15,787
Barclays Bank PLC	USD	1,259	NOK	10,499	03/17/2021	(47,724)
Barclays Bank PLC	COP	3,332,770	USD	958	03/18/2021	44,274
Barclays Bank PLC	CZK	17,439	USD	814	03/24/2021	9,645
Barclays Bank PLC	RUB	20,251	USD	273	03/24/2021	2,762
Barclays Bank PLC	USD	151	MYR	618	03/25/2021	395
Barclays Bank PLC	USD	146	MYR	588	03/25/2021	(1,428)
Barclays Bank PLC	KRW	238,078	USD	213	04/22/2021	1,573
Barclays Bank PLC	USD	2	KRW	1,655	04/22/2021	(44)
Barclays Bank PLC	TWD	6,671	USD	240	04/27/2021	(530)
BNP Paribas SA	BRL	1,006	USD	187	03/02/2021	7,135
BNP Paribas SA	USD	182	BRL	1,006	03/02/2021	(2,402)
BNP Paribas SA	USD	778	CAD	986	03/17/2021	(2,801)
BNP Paribas SA	USD	643	TRY	4,610	03/26/2021	(28,937)
Citibank, NA	TWD	9,823	USD	357	04/27/2021	2,053
Credit Suisse International	IDR	21,050	USD	2	04/15/2021	52
Credit Suisse International	USD	124	PHP	5,964	04/22/2021	(2,440)
Deutsche Bank AG	CLP	655,369	USD	920	03/18/2021	14,226
Deutsche Bank AG	CLP	326,711	USD	449	03/18/2021	(2,787)
Deutsche Bank AG	USD	129	COP	459,991	03/18/2021	(2,925)
Deutsche Bank AG	USD	106	IDR	1,508,984	04/15/2021	(2,285)
Deutsche Bank AG	USD	967	INR	71,686	04/15/2021	(3,202)
Deutsche Bank AG	KRW	128,752	USD	116	04/22/2021	1,669
Deutsche Bank AG	PHP	11,927	USD	247	04/22/2021	4,931
Goldman Sachs International	BRL	262	USD	47	03/02/2021	626
Goldman Sachs International	USD	48	BRL	262	03/02/2021	(1,279)
Goldman Sachs International	PEN	3,959	USD	1,094	03/18/2021	9,462
Goldman Sachs International	RUB	4,401	USD	59	03/24/2021	636
Goldman Sachs International	MYR	1,595	USD	394	03/25/2021	2,699
Goldman Sachs International	USD	351	IDR	4,966,944	04/15/2021	(7,930)
Goldman Sachs International	USD	254	CNY	1,650	04/22/2021	(748)
Goldman Sachs International	USD	124	PHP	5,964	04/22/2021	(2,414)
Morgan Stanley & Co., Inc.	USD	371	MYR	1,504	03/25/2021	(1,857)
Morgan Stanley & Co., Inc.	TWD	363	USD	13	04/27/2021	70
Natwest Markets PLC	USD	219	RUB	16,202	03/24/2021	(2,579)
Natwest Markets PLC	TWD	189	USD	7	04/27/2021	(19)
Standard Chartered Bank	COP	604,447	USD	171	03/18/2021	5,669
Standard Chartered Bank	PEN	817	USD	226	03/18/2021	2,253
Standard Chartered Bank	USD	290	CLP	204,880	03/18/2021	(7,086)
Standard Chartered Bank	USD	345	COP	1,200,150	03/18/2021	(16,345)
Standard Chartered Bank	USD	91	PEN	332	03/18/2021	(21)
Standard Chartered Bank	IDR	2,442,590	USD	173	04/15/2021	4,886
Standard Chartered Bank	CNY	1,509	USD	234	04/22/2021	2,037
Standard Chartered Bank	USD	909	CNY	5,909	04/22/2021	(2,324)
State Street Bank & Trust Co.	THB	10,957	USD	365	03/11/2021	1,644
State Street Bank & Trust Co.	USD	732	THB	21,934	03/11/2021	(4,198)
State Street Bank & Trust Co.	AUD	11	USD	9	03/15/2021	37
State Street Bank & Trust Co.	CAD	29	USD	23	03/15/2021	118
State Street Bank & Trust Co.	CHF	42	USD	47	03/15/2021	937

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	DKK	12	USD	2	03/15/2021	$11
State Street Bank & Trust Co.	EUR	3	USD	4	03/15/2021	20
State Street Bank & Trust Co.	EUR	24	USD	29	03/15/2021	(71)
State Street Bank & Trust Co.	GBP	13	USD	18	03/15/2021	(111)
State Street Bank & Trust Co.	ILS	44	USD	14	03/15/2021	213
State Street Bank & Trust Co.	JPY	2,415	USD	23	03/15/2021	137
State Street Bank & Trust Co.	NOK	144	USD	17	03/15/2021	414
State Street Bank & Trust Co.	SGD	7	USD	5	03/15/2021	35
State Street Bank & Trust Co.	USD	24	AUD	31	03/15/2021	(162)
State Street Bank & Trust Co.	USD	2	EUR	2	03/15/2021	(12)
State Street Bank & Trust Co.	USD	20	HKD	153	03/15/2021	(11)
State Street Bank & Trust Co.	USD	45	JPY	4,737	03/15/2021	(750)
State Street Bank & Trust Co.	AUD	1,313	USD	1,025	03/17/2021	14,893
State Street Bank & Trust Co.	CAD	93	USD	73	03/17/2021	6
State Street Bank & Trust Co.	CHF	652	USD	729	03/17/2021	12,067
State Street Bank & Trust Co.	EUR	154	USD	187	03/17/2021	1,096
State Street Bank & Trust Co.	GBP	217	USD	307	03/17/2021	4,540
State Street Bank & Trust Co.	GBP	43	USD	60	03/17/2021	(185)
State Street Bank & Trust Co.	NOK	474	USD	56	03/17/2021	1,491
State Street Bank & Trust Co.	NZD	150	USD	109	03/17/2021	1,404
State Street Bank & Trust Co.	NZD	296	USD	212	03/17/2021	(1,686)
State Street Bank & Trust Co.	USD	437	CAD	555	03/17/2021	(1,198)
State Street Bank & Trust Co.	USD	283	CHF	256	03/17/2021	(1,080)
State Street Bank & Trust Co.	USD	187	EUR	154	03/17/2021	(990)
State Street Bank & Trust Co.	USD	349	GBP	252	03/17/2021	2,124
State Street Bank & Trust Co.	USD	1,044	JPY	110,595	03/17/2021	(6,555)
State Street Bank & Trust Co.	USD	57	NOK	474	03/17/2021	(2,133)
State Street Bank & Trust Co.	USD	693	SEK	5,754	03/17/2021	(11,709)
State Street Bank & Trust Co.	HUF	152,831	USD	518	03/24/2021	9,102
State Street Bank & Trust Co.	PLN	1,274	USD	345	03/24/2021	4,871
State Street Bank & Trust Co.	USD	278	CZK	5,951	03/24/2021	(3,482)
State Street Bank & Trust Co.	USD	217	TRY	1,601	03/26/2021	(3,854)
State Street Bank & Trust Co.	ZAR	3,951	USD	266	04/08/2021	6,132
State Street Bank & Trust Co.	GBP	94	USD	129	04/09/2021	(2,453)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	190	NOK	1,618	04/15/2021	$(3,811)
State Street Bank & Trust Co.	USD	359	MXN	7,420	04/16/2021	(6,085)
State Street Bank & Trust Co.	CHF	391	USD	440	05/06/2021	10,247
UBS AG	BRL	744	USD	135	03/02/2021	1,776
UBS AG	USD	137	BRL	744	03/02/2021	(4,133)
UBS AG	CHF	973	USD	1,090	03/17/2021	20,459
UBS AG	USD	1,034	SEK	8,570	03/17/2021	(19,253)
UBS AG	RUB	4,401	USD	60	03/24/2021	763
UBS AG	USD	288	RUB	21,933	03/24/2021	5,420
UBS AG	USD	880	RUB	65,387	03/24/2021	(5,596)
UBS AG	USD	574	TRY	4,408	03/26/2021	12,766
UBS AG	BRL	744	USD	137	04/05/2021	4,138

						$42,503

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(j)	Citibank, NA	110	EUR	3,825.00	March 2021	EUR	421	$3,624	$(604)
FTSE 100 Index(j)	Citibank, NA	20	GBP	6,825.00	March 2021	GBP	137	364	(259)
Nikkei 225 Index(j)	Goldman Sachs International	1,000	JPY	31,125.00	March 2021	JPY	31,125	376	(326)
S&P 500 Index(j)	UBS AG	900	USD	3,915.00	March 2021	USD	3,524	24,300	(24,300)

								$28,664	$(25,489)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(j)	Citibank, NA	110	EUR	3,450.00	March 2021	EUR	380	$4,128	$(3,866)
FTSE 100 Index(j)	Citibank, NA	20	GBP	6,400.00	March 2021	GBP	128	3,039	(3,067)
Nikkei 225 Index(j)	Goldman Sachs International	1,000	JPY	28,125.00	March 2021	JPY	28,125	2,341	(2,439)
S&P 500 Index(j)	UBS AG	900	USD	3,730.00	March 2021	USD	3,357	54,540	(54,540)

								$64,048	$(63,912)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)		Premiums Received	Market Value
Call
CDX-NAHY Series 34, 5 Year Index RTR	Morgan Stanley & Co. International PLC	Buy	110.00%	April 2021	USD	608	$1,763	$(1,000)
Put
CDX-NAHY Series 34, 5 Year Index RTP	Morgan Stanley & Co. International PLC	Sell	105.00	April 2021		608	2,584	(4,040)

							$4,347	$(5,040)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,050	01/10/2022	3 Month LIBOR	1.941%	Quarterly/ Semi-Annual	$18,563	$—	$18,563
CNY	740	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly/ Quarterly	(1,401)	—	(1,401)
CNY	2,204	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly/ Quarterly	(3,335)	—	(3,335)
CNY	2,236	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly/ Quarterly	(3,030)	—	(3,030)
EUR	10	09/12/2029	6 Month EURIBOR	(0.157)%	Semi-Annual/ Annual	(93)	—	(93)
EUR	180	11/18/2029	6 Month EURIBOR	0.073%	Semi-Annual/ Annual	2,638	—	2,638
USD	120	11/18/2029	3 Month LIBOR	1.728%	Quarterly/ Semi-Annual	3,878	—	3,878
USD	190	12/18/2029	3 Month LIBOR	1.836%	Quarterly/ Semi-Annual	7,483	—	7,483
USD	310	01/21/2030	3 Month LIBOR	1.790%	Quarterly/ Semi-Annual	8,940	—	8,940
EUR	220	01/23/2030	6 Month EURIBOR	0.131%	Semi-Annual/ Annual	4,151	—	4,151
USD	150	02/12/2030	3 Month LIBOR	1.495%	Quarterly/ Semi-Annual	1,005	—	1,005

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	670	06/10/2030	3 Month LIBOR	0.865%	Quarterly/ Semi-Annual	$(34,214)	$—	$(34,214)
EUR	430	06/11/2030	6 Month EURIBOR	(0.045)%	Semi-Annual/ Annual	(1,248)	3	(1,251)
EUR	60	06/19/2030	6 Month EURIBOR	(0.119)%	Semi-Annual/ Annual	(745)	(3)	(742)
USD	40	06/19/2030	3 Month LIBOR	0.725%	Quarterly/ Semi-Annual	(2,576)	—	(2,576)
USD	760	08/04/2030	3 Month LIBOR	0536%	Quarterly/ Semi-Annual	(63,812)	—	(63,812)
EUR	520	08/05/2030	6 Month EURIBOR	(0.232)%	Semi-Annual/ Annual	(14,552)	—	(14,552)
USD	320	08/20/2030	3 Month LIBOR	0.645%	Quarterly/ Semi-Annual	(23,959)	—	(23,959)
GBP	190	09/24/2030	0.375%	6 Month LIBOR	Semi-Annual/ Semi-Annual	14,526	—	14,526
GBP	160	09/24/2030	6 Month LIBOR	0.375%	Semi-Annual/ Semi-Annual	(12,221)	(12,351)	130
USD	1,510	10/21/2030	3 Month LIBOR	0.794%	Quarterly/ Semi-Annual	(99,489)	—	(99,489)
EUR	600	10/22/2030	6 Month EURIBOR	(0.280)%	Semi-Annual/ Annual	(21,525)	—	(21,525)
GBP	70	11/09/2030	0.533%	6 Month LIBOR	Semi-Annual/ Semi-Annual	4,000	—	4,000
NOK	4,030	11/11/2030	6 Month NIBOR	1.031%	Semi-Annual/ Annual	(30,772)	—	(30,772)
EUR	150	11/11/2030	(0.219)%	6 Month EURIBOR	Annual/ Semi-Annual	4,049	—	4,049
USD	480	11/12/2030	3 Month LIBOR	0.938%	Quarterly/ Semi-Annual	(23,332)	—	(23,332)
EUR	190	11/12/2030	6 Month EURIBOR	(0.169)%	Semi-Annual/ Annual	(3,971)	—	(3,971)
GBP	60	11/13/2030	0.493%	6 Month LIBOR	Semi-Annual/ Semi-Annual	3,769	—	3,769
NOK	1,300	11/17/2030	6 Month NIBOR	1.053%	Semi-Annual/ Annual	(9,625)	—	(9,625)
NZD	110	11/17/2030	0.785%	3 Month BKBM	Semi-Annual/ Quarterly	8,266	8,820	(554)
NZD	110	11/17/2030	3 Month BKBM	0.785%	Quarterly/ Semi-Annual	(8,275)	—	(8,275)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
NOK	1,100	11/23/2030	6 Month NIBOR	1.079%	Semi-Annual/ Annual	$(7,869)	$—	$(7,869)
NZD	890	11/23/2030	3 Month BKBM	0.841%	Quarterly/ Semi-Annual	(63,820)	—	(63,820)
NZD	250	11/23/2030	0.841%	3 Month BKBM	Semi-Annual/ Quarterly	17,925	19,166	(1,241)
NOK	2,060	11/27/2030	6 Month NIBOR	1.111%	Semi-Annual/ Annual	(14,048)	—	(14,048)
EUR	120	11/27/2030	(0.247)%	6 Month EURIBOR	Annual/ Semi-Annual	3,725	—	3,725
AUD	380	12/01/2030	6 Month BBSW	0.899%	Semi-Annual/ Semi-Annual	(22,716)	—	(22,716)
EUR	230	12/02/2030	(0.253)%	6 Month EURIBOR	Annual/ Semi-Annual	7,339	(1)	7,340
AUD	260	12/23/2030	6 Month BBSW	0.955%	Semi-Annual/ Semi-Annual	(14,793)	—	(14,793)
EUR	160	12/24/2030	(0.266)%	6 Month EURIBOR	Annual/ Semi-Annual	5,493	—	5,493
AUD	260	12/31/2030	6 Month BBSW	0.999%	Semi-Annual/ Semi-Annual	(14,057)	—	(14,057)
NOK	560	01/04/2031	6 Month NIBOR	1.280%	Semi-Annual/ Annual	(2,961)	—	(2,961)
EUR	70	01/04/2031	(0.259)%	6 Month EURIBOR	Annual/ Semi-Annual	2,376	—	2,376
NZD	320	01/05/2031	3 Month BKBM	0.978%	Quarterly/ Semi-Annual	(20,842)	—	(20,842)
GBP	570	01/07/2031	0.453%	6 Month LIBOR	Semi-Annual/ Semi-Annual	40,359	—	40,359
NOK	960	01/11/2031	6 Month NIBOR	1.274%	Semi-Annual/ Annual	(5,164)	—	(5,164)
NZD	210	01/11/2031	3 Month BKBM	1.058%	Quarterly/ Semi-Annual	(12,611)	—	(12,611)
GBP	470	01/12/2031	0.526%	6 Month LIBOR	Semi-Annual/ Semi-Annual	28,782	—	28,782
AUD	530	01/13/2031	6 Month BBSW	1.126%	Semi-Annual/ Semi-Annual	(24,139)	—	(24,139)
JPY	18,800	01/14/2031	0.056%	6 Month LIBOR	Semi-Annual/ Semi-Annual	2,070	1	2,069

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
GBP	80	01/14/2031	0.490%	6 Month LIBOR	Semi-Annual/ Semi-Annual	$5,294	$1	$5,293
JPY	11,510	01/18/2031	0.047%	6 Month LIBOR	Semi-Annual/ Semi-Annual	1,253	1	1,252
JPY	11,400	01/21/2031	0.063%	6 Month LIBOR	Semi-Annual/ Semi-Annual	1,193	—	1,193
NOK	1,740	01/21/2031	6 Month NIBOR	1.348%	Semi-Annual/ Annual	(8,085)	—	(8,085)
NZD	240	01/21/2031	3 Month BKBM	1.075%	Quarterly/ Semi-Annual	(14,248)	—	(14,248)
AUD	190	02/02/2031	6 Month BBSW	1.155%	Semi-Annual/ Semi-Annual	(8,466)	—	(8,466)
USD	240	02/03/2031	1.126%	3 Month LIBOR	Semi-Annual/ Quarterly	8,561	—	8,561
JPY	116,730	02/19/2031	0.136%	6 Month LIBOR	Semi-Annual/ Semi-Annual	4,722	3	4,719
NOK	3,400	02/19/2031	6 Month NIBOR	1.634%	Semi-Annual/ Annual	(5,867)	—	(5,867)
CHF	630	02/19/2031	(0.054)%	6 Month LIBOR	Annual/ Semi-Annual	9,073	(1)	9,074
NZD	590	02/19/2031	3 Month BKBM	1.616%	Quarterly/ Semi-Annual	(14,498)	—	(14,498)
EUR	410	02/19/2031	(0.030)%	6 Month EURIBOR	Annual/ Semi-Annual	3,066	1	3,065
USD	140	02/19/2031	1.370%	3 Month LIBOR	Semi-Annual/ Quarterly	1,849	—	1,849
CAD	160	02/25/2031	3 Month CDOR	1.886%	Semi-Annual/ Semi-Annual	(15)	(5)	(10)
AUD	280	02/26/2031	6 Month BBSW	1.752%	Semi-Annual/ Semi-Annual	(771)	—	(771)
CHF	360	03/01/2031	0.068%	6 Month LIBOR	Annual/ Semi-Annual	509	—	509
USD	120	03/01/2031	1.497%	3 Month LIBOR	Semi-Annual/ Quarterly	226	—	226
EUR	110	03/01/2031	0.049%	6 Month EURIBOR	Annual/ Semi-Annual	(192)	—	(192)
USD	220	08/21/2045	3 Month LIBOR	2.630%	Quarterly/ Semi-Annual	31,970	—	31,970

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	70	09/04/2045	3 Month LIBOR	2.708%	Quarterly/ Semi-Annual	$12,139	$—	$12,139

						$(344,145)	$15,635	$(359,780)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	8,300	01/05/2023	2.163%	CPI#	Maturity	$(39,186)	$—	$(39,186)
Bank of America, NA		610	01/19/2023	2.213%	CPI#	Maturity	(4,801)	—	(4,801)
JPMorgan Chase Bank, NA		400	11/10/2021	1.896%	CPI#	Maturity	3,212	—	3,212

							$(40,775)	$—	$(40,775)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency		Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
JPABSAA1(1)	0.14%	Maturity	USD	7,552	03/31/2021	$0
JPQABHY1(2)	7.20%	Quarterly		696	02/15/2022	(30,770)

						$(30,770)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Represents entire or partial securities out on loan.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $2,660,525 or 3.0% of net assets.

(g)	Defaulted.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,036,666 and gross unrealized depreciation of investments was $(2,123,311), resulting in net unrealized appreciation of $2,913,355.

(j)	One contract relates to 1 share.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CDOR – Canadian Dealer Offered Rate

CDX-NAHY – North American High Yield Credit Default Swap Index

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OMXS – Stockholm Stock Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

(1) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPABSAA1 as of February 28, 2021.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500 Total Return	(518)	$(4,091,620)	(54.2)%
MSCI Daily TR Gross EAFE	(234)	(2,214,566)	(29.3)%
JPMorgan Cash	(4,695)	(1,430,490)	(18.9)%
Microsoft Corp.	1,531	355,752	4.7%
MSCI Daily TR Gross Canada	(26)	(233,484)	(3.1)%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Alphabet, Inc.	98	$199,283	2.6%
Roche Holding AG	587	193,056	2.6%
Apple, Inc.	1,502	182,157	2.4%
Oracle Corp.	2,739	176,708	2.3%
Amazon.com, Inc.	57	175,151	2.3%
Citrix Systems, Inc.	1,066	142,456	1.9%
UnitedHealth Group, Inc.	419	139,343	1.8%
Walmart, Inc.	1,067	138,564	1.8%
Home Depot, Inc./The	521	134,672	1.8%
AutoZone, Inc.	115	133,115	1.8%
Facebook, Inc.	508	130,780	1.7%
Procter & Gamble Co./The	1,059	130,780	1.7%
Salmar ASA	1,904	126,109	1.7%
Nippon Telegraph & Telephone Co.	4,781	123,774	1.6%
Enel SpA	12,918	122,995	1.6%
Paychex, Inc.	1,351	122,995	1.6%
Koninklijke Ahold Delhaize	4,610	122,217	1.6%
CME Group, Inc.	589	117,546	1.6%
Deckers Outdoor Corp.	351	114,432	1.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	902	113,654	1.5%
Automatic Data Processing, Inc.	640	111,318	1.5%
Auto Trader Group PLC	143	109,762	1.5%
Merck & Co, Inc.	1,458	105,869	1.4%
Fidelity National Information Services, Inc.	762	105,091	1.4%
RELX PLC	4,440	105,091	1.4%
Sony Corp.	970	101,199	1.3%
Texas Instruments, Inc.	587	101,199	1.3%
Swedish Match AB	1,389	100,420	1.3%
Constellation Software Inc./Canada	74	95,749	1.3%
Capgemini SE	573	92,636	1.2%
Royal Dutch Shell PLC	48	92,636	1.2%
Activision Blizzard, Inc.	928	88,743	1.2%
Aristrocrat Leisure, Ltd.	3,742	87,965	1.2%
Partners Group Holding AG	73	87,965	1.2%
Novo Nordisk A/S	1,198	85,630	1.1%
Comcast Corp.	1,595	84,073	1.1%
Ameren Corp.	1,185	83,294	1.1%
Anthem, Inc.	267	80,959	1.1%
NextEra Energy, Inc.	1,091	80,180	1.1%
Wolters Kluwer NV	996	79,402	1.1%
Visa, Inc.	363	77,067	1.0%
Philip Morris International, Inc.	871	73,174	1.0%
Mastercard, Inc.	207	73,174	1.0%
Nippon Building Fund, Inc.	12	72,396	1.0%
Dollar General Corp.	375	70,839	0.9%
Other Long	322,245	2,347,875	31.1%

(2) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPQABHY1 as of February 28, 2021.

Security Description	Shares	Current Notional	Percent of Basket’s Value
JPMorgan Cash	(835)	$(254,292)	(36.5)%
Avis Budget Group, Inc.	423	23,483	3.4%
Alcoa Corp.	869	21,341	3.1%
Colfax Crop.	455	20,180	2.9%
United Rentals, Inc.	67	20,056	2.9%
Twitter, Inc.	255	19,686	2.8%
Penske Automotive Group, Inc.	289	19,633	2.8%
Mattel, Inc.	967	19,526	2.8%
Lamb Weston Holdings, Inc.	238	19,002	2.7%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Qorvo, Inc.	108	$18,839	2.7%
Compass Diversified Holdings	797	18,839	2.7%
Lithia Motors, Inc.	50	18,704	2.7%
CIT Group, Inc.	412	18,702	2.7%
ON Semiconductor Corp.	464	18,665	2.7%
LPL Financial Holdings, Inc.	141	18,601	2.7%
CDK Global, Inc.	370	18,571	2.7%
Western Digital Corp.	268	18,394	2.6%
VEON, Ltd.	10,312	18,356	2.6%
Centene Corp.	313	18,347	2.6%
Freeport-McMoRan, Inc.	540	18,328	2.6%
Central Garden & Pet Co.	402	18,318	2.6%
Teleflex, Inc.	46	18,304	2.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	325	18,290	2.6%
Gartner, Inc.	102	18,275	2.6%
Service Corp. International	382	18,230	2.6%
HCA Healthcare, Inc.	106	18,221	2.6%
Netflix, Inc.	34	18,214	2.6%
XPO Logistics, Inc.	156	18,212	2.6%
Sensata Technologies Holding PLC	317	18,164	2.6%
Yum! Brands, Inc.	175	18,161	2.6%
Rexnord Corp.	403	18,119	2.6%
Charles River Laboratories International	63	18,105	2.6%
Newell Brands, Inc.	781	18,099	2.6%
B&G Foods, Inc.	596	18,074	2.6%
T-Mobile US, Inc.	151	18,065	2.6%
SBA Communications Corp.	71	18,023	2.6%
Microchip Technology, Inc.	118	18,013	2.6%
Silgan Holdings, Inc.	479	17,989	2.6%
IHS Markit, Ltd.	199	17,967	2.6%
Berry Global Group, Inc.	323	17,891	2.6%
VeriSign, Inc.	92	17,879	2.6%
FirstEnergy Corp.	535	17,738	2.5%
Switch, Inc.	1,019	17,670	2.5%
Ball Corp.	205	17,478	2.5%
Darling Ingredients, Inc.	277	17,473	2.5%
MSCI, Inc.	42	17,447	2.5%
Kraft Heinz Co./The	476	17,313	2.5%
NortonLifeLock, Inc.	885	17,270	2.5%
Nuance Communications, Inc.	382	17,023	2.4%
NextEra Energy, Inc.	229	16,804	2.4%
Other Long	526	65,446	9.4%
Other (Short)	(44,639)	(745,409)	(107.0)%

AB Cap Fund, Inc.

AB All Market Income Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$33,515,345	$—	$—	$33,515,345
Common Stocks:
Information Technology	5,535,808	307,213	—	5,843,021
Financials	2,992,055	2,068,633	—	5,060,688
Industrials	1,626,974	1,654,628	—	3,281,602
Consumer Discretionary	2,371,719	799,401	—	3,171,120
Health Care	2,371,422	416,277	—	2,787,699
Materials	1,061,361	1,646,417	—	2,707,778
Communication Services	1,530,545	1,013,114	—	2,543,659
Consumer Staples	1,264,392	618,051	—	1,882,443
Utilities	824,229	995,156	—	1,819,385
Energy	582,524	536,212	—	1,118,736
Real Estate	951,048	162,296	—	1,113,344
Preferred Stocks	6,000,404	—	—	6,000,404
Emerging Markets – Sovereigns	—	2,621,153	—	2,621,153
Governments – Treasuries	—	635,209	—	635,209
Emerging Markets – Treasuries	—	295,645	—	295,645
Quasi-Sovereigns	—	133,571	—	133,571
Options Purchased – Puts	—	6,573	—	6,573
Short-Term Investments	10,713,903	—	—	10,713,903
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	320,930	—	—	320,930

Total Investments in Securities	71,662,659	13,909,549	—	85,572,208
Other Financial Instruments(a):
Assets:
Futures	56,703	24,527	—	81,230
Forward Currency Exchange Contracts	—	266,198	—	266,198

Centrally Cleared Interest Rate Swaps	—	269,192	—	269,192
Inflation (CPI) Swaps	—	3,212	—	3,212
Total Return Swaps	—	0	—	0
Liabilities:
Futures	(157,342)	(16,153)	—	(173,495)
Forward Currency Exchange Contracts	—	(223,695)	—	(223,695)
Call Options Written	—	(25,489)	—	(25,489)
Put Options Written	—	(63,912)	—	(63,912)
Credit Default Swaptions Written	—	(5,040)	—	(5,040)
Centrally Cleared Interest Rate Swaps	—	(613,337)	—	(613,337)
Inflation (CPI) Swaps	—	(43,987)	—	(43,987)
Total Return Swaps	—	(30,770)	—	(30,770)

Total	$71,562,020	$13,450,295	$—	$85,012,315

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2021 is as follows:

							Distributions
Fund	Market Value 11/30/2020 (000)	Purchases (000)	Sales (000)	Realized Gain (Loss) (000)	Change in Appr./ (Depr.) (000)	Market Value 02/28/2021 (000)	Dividend Income (000)		Realized Gains (000)
AB High Income Fund, Inc.	$35,037	$1,140	$4,149	$0	$532	$32,560	$576		$0
Government Money Market Portfolio	13,316	34,777	37,379	0	0	10,714	1		0
Government Money Market Portfolio*	537	1,269	1,485	0	0	321	0	**	0
Total	$48,890	$37,186	$43,013	$0	$532	$43,595	$577		$0

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.